INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of income tax provision

	2025	2024

Current	$(82)	$–
Deferred	–	–
Change in valuation allowance	82	–
Total income tax provision (benefit)	$–	$–

Schedule of income tax reconciliation

	2025		2024

U.S. federal income tax benefit at federal statutory rate	21.0%		0.0%
State tax, net of federal tax effect	4.0%		–%
Change in valuation allowance	(25.0%	)	0.0%
Total income tax provision	0.0%		0.0%

Schedule of deferred taxes

	2025	2024

Deferred tax assets:
Net operating loss carryforwards	$82	$–
Less: valuation allowance	(82)	–
Net deferred tax assets	$–	$–